DEBT - Components of Long-Term Debt (Parenthetical) (Details)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Stated interest rate	7.00%
Senior Notes Due May 2022
Line of Credit Facility [Line Items]
Variable interest rate		7.80%	8.52%
SMP Summit Midstream Partners Holdings L L C | Senior Notes Due May 2022
Line of Credit Facility [Line Items]
Stated interest rate	7.00%	7.80%
SMP Holdings | Senior Notes Due May 2022
Line of Credit Facility [Line Items]
Variable interest rate	3.74%	4.55%	5.03%
SMP Holdings | Senior Notes Due August 2022
Line of Credit Facility [Line Items]
Stated interest rate	5.50%	5.50%	5.50%
SMP Holdings | Senior Notes Due April 2025
Line of Credit Facility [Line Items]
Stated interest rate	5.75%	5.75%	5.75%